ACQUISITION OF SMILEBOX INC.	12 Months Ended
Dec. 31, 2011
ACQUISITION OF SMILEBOX INC. [Abstract]
ACQUISITION OF SMILEBOX INC.
NOTE 2:-	ACQUISITION OF SMILEBOX INC.

On August 31, 2011, the Company completed the acquisition of all of the outstanding shares of Smilebox Inc. ("Smilebox"). The Company included the financial results of Smilebox in its consolidated financial statements from the date of acquisition. Under the Purchase Agreement, the total consideration is composed of cash and Ordinary shares of the Company, as follows:

•	$ 24,269 in cash;
•	128,538 Ordinary shares of the Company issuable at closing at fair value of $ 750;
•
$ 7,000 in cash and in Ordinary shares of the Company (subject to certain adjustments), payable within 7 months following the closing (March 2012). In connection with this consideration, the Company recorded a $ 6,474 liability; and

•
A milestone-based contingent cash and Ordinary shares of the Company payment ("Contingent Payment") of up to $ 8,000 payable in September 2012. The Company recognized a liability of zero with respect to this Contingent Payment, which represents its fair value.

In addition the Company incurred acquisition related costs in a total amount of $ 1,069, which are included in general and administrative expenses for the year ended December 31, 2011. Acquisition related costs include compensation to executive, legal and accounting fees directly related to the acquisition.

Smilebox provides a subscription allowing people to connect with family and friends in a creative and personal way. Smilebox enable users to personalize hundreds of unique, multimedia designs with their photos, videos, and music and then share them via print, email, blog or DVD. The main reason for this acquisition was to enrich the Company's product suite to include other consumer products that bear similar characteristics appealing to its unique demographic segment. A significant amount of the acquisition was recorded as goodwill due to the synergies with Smilebox.

Under business combination accounting, the total purchase price was allocated to Smilebox's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Cash	$2,100
Trade receivables	87
Other receivables and prepaid expenses	616
Property and equipment	191
Long-term prepaid expenses and other	449
Trade payables	(1,268)
Accrued expenses and other liabilities	(1,171)
Deferred revenues	(622)
Intangible assets	6,358
Goodwill	24,753

Total purchase price	$31,493

Intangible assets:

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Smilebox's products. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with Smilebox acquisition:

Fair value

Customer relationships	$1,488
Technology	3,000
Trade name	1,870

Total intangible assets	$6,358

The following unaudited condensed combined pro forma information for the years ended December 31, 2010 and 2011, gives effect to the acquisition of Smilebox as if the acquisition had occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred if the acquisition had been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $ 3,635 and $ 1,613 in 2010 and 2011, respectively.

	Year ended December 31
	2010	2011
	Unaudited	Unaudited

Revenues	$36,290	$44,378

Net income (loss)	$(218)	$6,053

Basic earnings (loss) per share	$(0.02)	$0.61

Diluted earnings (loss) per share	$(0.02)	$0.60